UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
						                            	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Samuel James Limited
Address: 	32 West Pennsylvania Avenue
        		2nd floor
		        Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Michael OConnell
Title: Intern
Phone: 410-296-6605
Signature, Place, and Date of Signing:

	Michael OConnell  Towson, MD	 July 9,1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	$192,607 (in 1000s)


List of Other Included Managers:  NONE





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FORM 13F INFORMATION TABLE

COLUMN 1       	       COLUMN 2    	    COLUMN 3    	COLUMN 4   COLUMN 5  	COLUMN 6  	  COLUMN 7   	COLUMN 8

Name of Issuer  		     Title of Class   CUSIP       	Value    		SHRS   		  Investment   Other  		   Voting Authority
                                                     (x1000)      			      Discretion   Managers

Abbott Labs           	COM         	    2824100      3,574    		76,350   	 Sole      		 None        76,350
America Online        	COM      	       02364J104    2,940    		20,000   	 Sole      		 None        20,000
Amer. Int'l Group     	COM        	     26874107     3,091    		25,627   	 Sole      		 None        25,627
Amer. Express         	COM        	     25816109     4,428    		37,690   	 Sole      		 None        37,690
Bristol Meyers        	COM       	      110122108    3,757    		58,420   	 Sole      		 None        58,420
Chase Manhattan       	COM      	       16161A108    1,740    		21,400   	 Sole      		 None        21,400
Cisco Sys Inc         	COM      	       17275R102    2,900    		26,475   	 Sole      		 None        26,475
Coca Cola Co          	COM       	      191216100    8,504    		138,562   	Sole      		 None        138,562
Disney Walt Co        	COM             	254687106    4,729   	 	151,956   	Sole      		 None        151,956
Earthshell Corp       	COM      	       27032B100    12,261 	  	1,257,677  Sole      		 None       	1,257,677
Fed Home Loan Mtg     	COM       	      313400301    5,207    		91,160   	 Sole      		 None        91,160
General Elec Co       	COM       	      369604103    6,549    		59,200   	 Sole      		 None        59,200
Gillette Co           	COM       	      375766102    6,496   	 	109,298   	Sole      		 None        109,298
Intel Corp            	COM       	      458140100    17,745    	148,963   	Sole      		 None        148,963
Johnson & Johnson     	COM       	      478160104    3,375    		35,980   	 Sole      		 None        35,980
Lucent Technologi     	COM       	      549463107    1,379    		12,800   	 Sole      		 None        12,800
MCI Worldcom          	COM      	       55268B106    7,287    		82,281   	 Sole      		 None        82,281
Mirage Resorts        	COM     	        60462104     10,285    	484,000   	Sole      		 None        484,000
Mellon Bk Corp        	COM       	      585509102    3,638    		51,700   	 Sole      		 None        51,700
Merck & Co            	COM       	      589331107    12,007    	149,860   	Sole      		 None        149,860
Microsoft Corp        	COM       	      594918104    20,700    	230,972   	Sole      		 None        230,972
Pfizer Inc            	COM       	      717081103    5,605    		40,400   	 Sole      		 None        40,400
Sylvan Learning S     	COM       	      871399101    2,590    		94,634   	 Sole      		 None        94,634
Uniphase Corp         	COM             	909149106    2,072    		18,000   	 Sole      		 None        18,000
Weyerhaeuser Co       	COM             	962166104    39,748    	716,188   	Sole      		 None        716,188


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